Investment Risks - Optimum Fund Trust Classes A, C, Institutional	Mar. 31, 2026
Optimum Large Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors.
Optimum Large Cap Growth Fund | Market risk_
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Optimum Large Cap Growth Fund | Large-capitalization company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Optimum Large Cap Growth Fund | Equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity risk — The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Optimum Large Cap Growth Fund | Investment style risk growth investing [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment style risk – growth investing — The sub-advisors primarily use a particular style or set of styles — in this case “growth” styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Optimum Large Cap Growth Fund | Quantitative model risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Quantitative model risk — The risk that funds that are managed according to a quantitative model may perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or other technology used in the quantitative model. These issues could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon a quantitative model.

Optimum Large Cap Growth Fund | Issuer specific risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Optimum Large Cap Growth Fund | Multiple advisor risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Multiple advisor risk — Multiple advisor risk is the risk that a Fund employs multiple investment advisors, each of which independently chooses and maintains a portfolio of securities for the Fund and is responsible for investing a specific allocated portion of the Fund’s assets. The same security may be held in different portions of a Fund or may be acquired for one portion of a Fund at a time when an investment advisor to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one investment advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other investment advisor believes continued exposure to the equity markets is appropriate for its allocated portion of a Fund. Because each investment advisor directs the trading for its own portion of a Fund, and does not aggregate its transactions with those of the other investment advisor(s), a Fund may incur higher brokerage costs than would be the case if a single investment advisor were managing the entire Fund.

Optimum Large Cap Growth Fund | Portfolio management risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio management risk — The risk that the Manager’s and sub-advisors’ strategies and their security selection process might fail to produce the intended result or might  underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Optimum Large Cap Growth Fund | Industry and sector risk
Prospectus [Line Items]
Risk [Text Block]	Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.
Optimum Large Cap Growth Fund | Portfolio concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio concentration risk — Increases in the value of certain investments made by the Fund may result in the Fund holding a substantial percentage of its assets in a limited number of securities. As a result, the Fund may be exposed to greater risk and volatility than funds with a more diversified portfolio. A decline in the value of any significant holding could have a material adverse effect on the Fund’s net asset value and performance. Additionally, a single negative market event or development could cause simultaneous declines in multiple holdings, leading to greater losses for the Fund and its shareholders.

Optimum Large Cap Growth Fund | Liquidity risk_[Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Optimum Small-Mid Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors.
Optimum Small-Mid Cap Growth Fund | Equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity risk — The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Optimum Small-Mid Cap Growth Fund | Investment style risk growth investing [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment style risk – growth investing — The sub-advisors primarily use a particular style or set of styles — in this case “growth” styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Optimum Small-Mid Cap Growth Fund | Issuer specific risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Optimum Small-Mid Cap Growth Fund | Multiple advisor risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Multiple advisor risk — Multiple advisor risk is the risk that a Fund employs multiple investment advisors, each of which independently chooses and maintains a portfolio of securities for the Fund and is responsible for investing a specific allocated portion of the Fund’s assets. The same security may be held in different portions of a Fund or may be acquired for one portion of a Fund at a time when an investment advisor to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one investment advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other investment advisor believes continued exposure to the equity markets is appropriate for its allocated portion of a Fund. Because each investment advisor directs the trading for its own portion of a Fund, and does not aggregate its transactions with those of the other investment advisor(s), a Fund may incur higher brokerage costs than would be the case if a single investment advisor were managing the entire Fund.

Optimum Small-Mid Cap Growth Fund | Portfolio management risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio management risk — The risk that the Manager’s and sub-advisors’ strategies and their security selections might fail to produce the intended result or might underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Optimum Small-Mid Cap Growth Fund | Industry and sector risk
Prospectus [Line Items]
Risk [Text Block]	Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.
Optimum Small-Mid Cap Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Optimum Small-Mid Cap Growth Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Optimum Small-Mid Cap Growth Fund | Company size risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Optimum Small-Mid Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors.
Optimum Small-Mid Cap Value Fund | Market risk_
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Optimum Small-Mid Cap Value Fund | Equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity risk — The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Optimum Small-Mid Cap Value Fund | Quantitative model risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Quantitative model risk — The risk that funds that are managed according to a quantitative model may perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or other technology used in the quantitative model. These issues could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon a quantitative model.

Optimum Small-Mid Cap Value Fund | Issuer specific risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Optimum Small-Mid Cap Value Fund | Multiple advisor risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Multiple advisor risk — Multiple advisor risk is the risk that a Fund employs multiple investment advisors, each of which independently chooses and maintains a portfolio of securities for the Fund and is responsible for investing a specific allocated portion of the Fund’s assets. The same security may be held in different portions of a Fund or may be acquired for one portion of a Fund at a time when an investment advisor to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one investment advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other investment advisor believes continued exposure to the equity markets is appropriate for its allocated portion of a Fund. Because each investment advisor directs the trading for its own portion of a Fund, and does not aggregate its transactions with those of the other investment advisor(s), a Fund may incur higher brokerage costs than would be the case if a single investment advisor were managing the entire Fund.

Optimum Small-Mid Cap Value Fund | Portfolio management risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio management risk — The risk that the Manager’s and sub-advisors’ strategies and their security selections might fail to produce the intended result or might underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Optimum Small-Mid Cap Value Fund | Liquidity risk_[Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Optimum Small-Mid Cap Value Fund | Investment style risk value investing [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment style risk – value investing — The sub-advisors primarily use a particular style or set of styles — in this case “value” styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Optimum Small-Mid Cap Value Fund | Company size risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Optimum International Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors.
Optimum International Fund | Equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity risk — The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Optimum International Fund | Quantitative model risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Quantitative model risk — The risk that funds that are managed according to a quantitative model may perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or other technology used in the quantitative model. These issues could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon a quantitative model.

Optimum International Fund | Issuer specific risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Optimum International Fund | Multiple advisor risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Multiple advisor risk — Multiple advisor risk is the risk that a Fund employs multiple investment advisors, each of which independently chooses and maintains a portfolio of securities for the Fund and is responsible for investing a specific allocated portion of the Fund’s assets. The same security may be held in different portions of a Fund or may be acquired for one portion of a Fund at a time when an investment advisor to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one investment advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other investment advisor believes continued exposure to the equity markets is appropriate for its allocated portion of a Fund. Because each investment advisor directs the trading for its own portion of a Fund, and does not aggregate its transactions with those of the other investment advisor(s), a Fund may incur higher brokerage costs than would be the case if a single investment advisor were managing the entire Fund.

Optimum International Fund | Portfolio management risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio management risk — The risk that the Manager’s and sub-advisors’ strategies and their security selections might fail to produce the intended result or might underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Optimum International Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Optimum International Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Optimum International Fund | Foreign and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign and emerging markets risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Optimum International Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Optimum Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors.
Optimum Fixed Income Fund | Issuer specific risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Optimum Fixed Income Fund | Multiple advisor risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Multiple advisor risk — Multiple advisor risk is the risk that a Fund employs multiple investment advisors, each of which independently chooses and maintains a portfolio of securities for the Fund and is responsible for investing a specific allocated portion of the Fund’s assets. The same security may be held in different portions of a Fund or may be acquired for one portion of a Fund at a time when an investment advisor to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one investment advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other investment advisor believes continued
exposure to the equity markets is appropriate for its allocated portion of a Fund. Because each investment advisor directs the trading for its own portion of a Fund, and does not aggregate its transactions with those of the other investment advisor(s), a Fund may incur higher brokerage costs than would be the case if a single investment advisor were managing the entire Fund.

Optimum Fixed Income Fund | Portfolio management risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio management risk —  The risk that the Manager’s and sub-advisor’s strategies and their security selections might fail to produce the intended result or might underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Optimum Fixed Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Optimum Fixed Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Optimum Fixed Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Optimum Fixed Income Fund | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Optimum Fixed Income Fund | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Optimum Fixed Income Fund | High Yield (Junk) Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Optimum Fixed Income Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage-backed and asset-backed securities risk — Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in interest rates or general economic conditions. Certain mortgage-backed or asset-backed securities, such as  collateralized mortgage obligations, real estate mortgage investment conduits, and stripped mortgage-backed securities, may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities.

Optimum Fixed Income Fund | Loans and Other Direct Indebtedness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Loans and other  direct indebtedness risk — The risk that a fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Optimum Fixed Income Fund | Foreign Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Optimum Fixed Income Fund | Forward foreign currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Forward foreign currency risk — The use of forward foreign currency contracts may substantially change a fund’s exposure to currency exchange rates and could result in losses to a fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Optimum Fixed Income Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment risk —  The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.

Optimum Large Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors.
Optimum Large Cap Value Fund | Market risk_
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Optimum Large Cap Value Fund | Large-capitalization company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Optimum Large Cap Value Fund | Equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity risk — The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Optimum Large Cap Value Fund | Issuer specific risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Optimum Large Cap Value Fund | Multiple advisor risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Multiple advisor risk — Multiple advisor risk is the risk that a Fund employs multiple investment advisors, each of which independently chooses and maintains a portfolio of securities for the Fund and is responsible for investing a specific allocated portion of the Fund’s assets. The same security may be held in different portions of a Fund or may be acquired for one portion of a Fund at a time when an investment advisor to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one investment advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other investment advisor believes continued exposure to the equity markets is appropriate for its allocated portion of a Fund. Because each investment advisor directs the trading for its own portion of a Fund, and does not aggregate its transactions with those of the other investment advisor(s), a Fund may incur higher brokerage costs than would be the case if a single investment advisor were managing the entire Fund.

Optimum Large Cap Value Fund | Portfolio management risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio management risk — The risk that the Manager’s and sub-advisors’ strategies and their security selection process might fail to produce the intended result or might  underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Optimum Large Cap Value Fund | Industry and sector risk
Prospectus [Line Items]
Risk [Text Block]	Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.
Optimum Large Cap Value Fund | Investment style risk value investing [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment style risk – value investing — The sub-advisors primarily use a particular style or set of styles — in this case “value” styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Optimum Large Cap Value Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.